Other receivable (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Other receivable
Balance as of beginning of year	$ 18,442,831	$ 0
Addition	0	18,203,745
Translation adjustments	590,876	239,086
Balance as of end of year	$ 19,033,707	$ 18,442,831